Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

(15) Segment information

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, or CODM, who is the Company’s chief executive officer, in deciding how to allocate resources and assess the Company’s financial and operational performance. While the Company has applications that address multiple mass notification use cases, all of the Company’s applications operate on and leverage a single technology platform and are deployed and sold in an identical way. In addition, the Company CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. As a result, the Company has determined that the Company’s business operates in a single operating segment. Since the Company operates as one operating segment, all required financial segment information can be found in the consolidated financial statements.